Derivative Liability	12 Months Ended
Jul. 31, 2013
Derivative Liability [Abstract]
Derivative Liability

6. Derivative Liability

We accounted for the warrants issued in conjunction with the Bridge Loan, and the embedded conversion feature of the Note, in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants and the conversion feature of the Notes are ineligible for equity classification due to anti-dilution provisions set forth therein.

We recorded the fair value of the warrants issued in connection with the Bridge Loan as a warrant liability due to anti-dilution provisions requiring the strike price of the warrants to be adjusted if we subsequently issue common stock at a lower stock price.  The fair value of the warrants at July 31, 2013 and July 31, 2012 was $51,000 and $286,000, respectively.  The fair value decrease of $235,000 was recorded as a change in derivative liability in the consolidated statement of operations.

Based on our assessment of the Notes, we determined that the conversion feature represented an embedded derivative liability.   Under the terms of the Notes, if we sold shares of our common stock to the public in a registered public offering at a price per share less than $3.28 during the 60-day period commencing on June 26, 2012, then the conversion price of the Notes will be reduced to equal the price per share at which shares were sold to the public in such registered public offering. Accordingly, we bifurcated the embedded conversion feature and accounted for it separately as a derivative liability. The fair value of the conversion feature at July 31, 2012 was $33,000.   Due to the repayment of the Bridge Loan in September 2012, the derivative liability related to the conversion feature was settled during the year ended July 31, 2013 and, as such, there is no related liability as of July 31, 2013. The change in fair value of $33,000 was recorded as a change in derivative liability in the consolidated statement of operations.

The estimated fair value of the warrant and conversion feature was computed by a third party using a Monte Carlo option pricing model based the following assumptions:

	July 31, 2013	July 31, 2012
Volatility	144.5%	85.0%
Risk-free interest rate	0.97%	0.53%
Dividend yield	0.0%	0.0%
Expected life	3.4 years	0.42 - 4.4 years